Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	BlackRock Variable Series Funds, Inc.
Entity Central Index Key	0000355916
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
C000141138
Shareholder Report [Line Items]
Fund Name	BlackRock 60/40 Target Allocation ETF V.I. Fund
Class Name	Class I Shares
Trading Symbol	BVDAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock 60/40 Target Allocation ETF V.I. Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$10Footnote Reference(a)	0.19%Footnote Reference(a)Footnote Reference(b)
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
Footnote(b)	Annualized.

Expenses Paid, Amount	$ 10	[1]
Expense Ratio, Percent	0.19%	[1],[2]
AssetsNet	$ 938,363,317
Holdings Count | Holding	19
InvestmentCompanyPortfolioTurnover	27.00%
Holdings [Text Block]

Portfolio composition

Table Summary
Investment Type	Percent of Affiliated Investment Companies
Equity Funds...
55.2%
Fixed-Income Funds...
33.6
Short-Term Securities...
11.2

C000141139
Shareholder Report [Line Items]
Fund Name	BlackRock 60/40 Target Allocation ETF V.I. Fund
Class Name	Class III Shares
Trading Symbol	BDAVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock 60/40 Target Allocation ETF V.I. Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III Shares	$23Footnote Reference(a)	0.44%Footnote Reference(a)Footnote Reference(b)
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
Footnote(b)	Annualized.

Expenses Paid, Amount	$ 23	[3]
Expense Ratio, Percent	0.44%	[3],[4]
AssetsNet	$ 938,363,317
Holdings Count | Holding	19
InvestmentCompanyPortfolioTurnover	27.00%
Holdings [Text Block]

Portfolio composition

Table Summary
Investment Type	Percent of Affiliated Investment Companies
Equity Funds...
55.2%
Fixed-Income Funds...
33.6
Short-Term Securities...
11.2

C000007905
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage Large Cap Core V.I. Fund
Class Name	Class I Shares
Trading Symbol	LGCCI
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Advantage Large Cap Core V.I. Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$33	0.64%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.64%	[5]
AssetsNet	$ 228,113,451
Holdings Count | Holding	293
InvestmentCompanyPortfolioTurnover	57.00%
Holdings [Text Block]

Sector allocation

Table Summary
SectorFootnote Reference(a)	Percent of Net Assets
Information Technology...
36.4%
Industrials...
11.6
Financials...
11.4
Consumer Discretionary...
10.0
Communication Services...
9.6
Health Care...
9.3
Energy...
3.3
Consumer Staples...
3.3
Materials...
1.8
Utilities...
1.4
Real Estate...
1.0
Short-Term Securities...
2.5
Liabilities in Excess of Other Assets...
(1.6)
Footnote	Description
Footnote(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

C000007906
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage Large Cap Core V.I. Fund
Class Name	Class II Shares
Trading Symbol	LGCII
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Advantage Large Cap Core V.I. Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II Shares	$42	0.81%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.81%	[6]
AssetsNet	$ 228,113,451
Holdings Count | Holding	293
InvestmentCompanyPortfolioTurnover	57.00%
Holdings [Text Block]

Sector allocation

Table Summary
SectorFootnote Reference(a)	Percent of Net Assets
Information Technology...
36.4%
Industrials...
11.6
Financials...
11.4
Consumer Discretionary...
10.0
Communication Services...
9.6
Health Care...
9.3
Energy...
3.3
Consumer Staples...
3.3
Materials...
1.8
Utilities...
1.4
Real Estate...
1.0
Short-Term Securities...
2.5
Liabilities in Excess of Other Assets...
(1.6)
Footnote	Description
Footnote(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

C000007907
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage Large Cap Core V.I. Fund
Class Name	Class III Shares
Trading Symbol	LCIII
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Advantage Large Cap Core V.I. Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III Shares	$48	0.92%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.92%	[7]
AssetsNet	$ 228,113,451
Holdings Count | Holding	293
InvestmentCompanyPortfolioTurnover	57.00%
Holdings [Text Block]

Sector allocation

Table Summary
SectorFootnote Reference(a)	Percent of Net Assets
Information Technology...
36.4%
Industrials...
11.6
Financials...
11.4
Consumer Discretionary...
10.0
Communication Services...
9.6
Health Care...
9.3
Energy...
3.3
Consumer Staples...
3.3
Materials...
1.8
Utilities...
1.4
Real Estate...
1.0
Short-Term Securities...
2.5
Liabilities in Excess of Other Assets...
(1.6)
Footnote	Description
Footnote(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

C000007911
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage Large Cap Value V.I. Fund
Class Name	Class I Shares
Trading Symbol	LCATT
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Advantage Large Cap Value V.I. Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$32	0.60%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.60%	[8]
AssetsNet	$ 109,454,075
Holdings Count | Holding	323
InvestmentCompanyPortfolioTurnover	80.00%
Holdings [Text Block]

Sector allocation

Table Summary
SectorFootnote Reference(a)	Percent of Net Assets
Information Technology...
19.2%
Financials...
18.2
Health Care...
12.7
Industrials...
12.4
Consumer Discretionary...
11.3
Consumer Staples...
6.4
Energy...
5.9
Communication Services...
3.8
Materials...
3.6
Utilities...
3.1
Real Estate...
2.5
Short-Term Securities...
2.1
Liabilities in Excess of Other Assets...
(1.2)
Footnote	Description
Footnote(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

C000007913
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage Large Cap Value V.I. Fund
Class Name	Class III Shares
Trading Symbol	LVIII
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Advantage Large Cap Value V.I. Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III Shares	$46	0.85%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.85%	[9]
AssetsNet	$ 109,454,075
Holdings Count | Holding	323
InvestmentCompanyPortfolioTurnover	80.00%
Holdings [Text Block]

Sector allocation

Table Summary
SectorFootnote Reference(a)	Percent of Net Assets
Information Technology...
19.2%
Financials...
18.2
Health Care...
12.7
Industrials...
12.4
Consumer Discretionary...
11.3
Consumer Staples...
6.4
Energy...
5.9
Communication Services...
3.8
Materials...
3.6
Utilities...
3.1
Real Estate...
2.5
Short-Term Securities...
2.1
Liabilities in Excess of Other Assets...
(1.2)
Footnote	Description
Footnote(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

C000007914
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage SMID Cap V.I. Fund
Class Name	Class I Shares
Trading Symbol	SMCPI
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Advantage SMID Cap V.I. Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$31	0.55%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.55%	[10]
AssetsNet	$ 178,955,176
Holdings Count | Holding	768
InvestmentCompanyPortfolioTurnover	55.00%
Holdings [Text Block]

Sector allocation

Table Summary
SectorFootnote Reference(a)	Percent of Net Assets
Industrials...
21.2%
Financials...
15.7
Information Technology...
15.6
Health Care...
13.1
Consumer Discretionary...
9.1
Real Estate...
6.0
Materials...
4.6
Energy...
4.2
Consumer Staples...
3.3
Utilities...
3.3
Communication Services...
3.1
Short-Term Securities...
10.7
Liabilities in Excess of Other Assets...
(9.9)
Footnote	Description
Footnote(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

C000007916
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage SMID Cap V.I. Fund
Class Name	Class III Shares
Trading Symbol	SCIII
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Advantage SMID Cap V.I. Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III Shares	$45	0.80%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.80%	[11]
AssetsNet	$ 178,955,176
Holdings Count | Holding	768
InvestmentCompanyPortfolioTurnover	55.00%
Holdings [Text Block]

Sector allocation

Table Summary
SectorFootnote Reference(a)	Percent of Net Assets
Industrials...
21.2%
Financials...
15.7
Information Technology...
15.6
Health Care...
13.1
Consumer Discretionary...
9.1
Real Estate...
6.0
Materials...
4.6
Energy...
4.2
Consumer Staples...
3.3
Utilities...
3.3
Communication Services...
3.1
Short-Term Securities...
10.7
Liabilities in Excess of Other Assets...
(9.9)
Footnote	Description
Footnote(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

C000007923
Shareholder Report [Line Items]
Fund Name	BlackRock Basic Value V.I. Fund
Class Name	Class I Shares
Trading Symbol	BAVLI
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Basic Value V.I. Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$38	0.73%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.73%	[12]
AssetsNet	$ 334,583,200
Holdings Count | Holding	64
InvestmentCompanyPortfolioTurnover	55.00%
Holdings [Text Block]

Sector allocation

Table Summary
SectorFootnote Reference(a)	Percent of Net Assets
Information Technology...
18.0%
Financials...
16.9
Health Care...
15.1
Industrials...
11.4
Consumer Discretionary...
10.8
Consumer Staples...
5.8
Energy...
4.6
Communication Services...
4.5
Utilities...
3.9
Real Estate...
3.7
Materials...
3.2
Short-Term Securities...
10.7
Liabilities in Excess of Other Assets...
(8.6)
Footnote	Description
Footnote(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

C000007925
Shareholder Report [Line Items]
Fund Name	BlackRock Basic Value V.I. Fund
Class Name	Class III Shares
Trading Symbol	BVIII
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Basic Value V.I. Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III Shares	$53	1.01%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.01%	[13]
AssetsNet	$ 334,583,200
Holdings Count | Holding	64
InvestmentCompanyPortfolioTurnover	55.00%
Holdings [Text Block]

Sector allocation

Table Summary
SectorFootnote Reference(a)	Percent of Net Assets
Information Technology...
18.0%
Financials...
16.9
Health Care...
15.1
Industrials...
11.4
Consumer Discretionary...
10.8
Consumer Staples...
5.8
Energy...
4.6
Communication Services...
4.5
Utilities...
3.9
Real Estate...
3.7
Materials...
3.2
Short-Term Securities...
10.7
Liabilities in Excess of Other Assets...
(8.6)
Footnote	Description
Footnote(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

C000007932
Shareholder Report [Line Items]
Fund Name	BlackRock Capital Appreciation V.I. Fund
Class Name	Class I Shares
Trading Symbol	FDGRI
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Capital Appreciation V.I. Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$41	0.78%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.78%	[14]
AssetsNet	$ 88,607,284
Holdings Count | Holding	33
InvestmentCompanyPortfolioTurnover	55.00%
Holdings [Text Block]

Sector allocation

Table Summary
SectorFootnote Reference(a)	Percent of Net Assets
Information Technology...
53.8%
Industrials...
15.4
Communication Services...
10.4
Consumer Discretionary...
8.4
Real Estate...
4.2
Health Care...
3.3
Energy...
2.6
Materials...
1.9
Consumer Staples...
0.9
Short-Term Securities...
0.1
Liabilities in Excess of Other Assets...
(1.0)
Footnote	Description
Footnote(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

C000007934
Shareholder Report [Line Items]
Fund Name	BlackRock Capital Appreciation V.I. Fund
Class Name	Class III Shares
Trading Symbol	FGIII
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Capital Appreciation V.I. Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III Shares	$55	1.04%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.04%	[15]
AssetsNet	$ 88,607,284
Holdings Count | Holding	33
InvestmentCompanyPortfolioTurnover	55.00%
Holdings [Text Block]

Sector allocation

Table Summary
SectorFootnote Reference(a)	Percent of Net Assets
Information Technology...
53.8%
Industrials...
15.4
Communication Services...
10.4
Consumer Discretionary...
8.4
Real Estate...
4.2
Health Care...
3.3
Energy...
2.6
Materials...
1.9
Consumer Staples...
0.9
Short-Term Securities...
0.1
Liabilities in Excess of Other Assets...
(1.0)
Footnote	Description
Footnote(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

C000007917
Shareholder Report [Line Items]
Fund Name	BlackRock Equity Dividend V.I. Fund
Class Name	Class I Shares
Trading Symbol	UTTLI
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Equity Dividend V.I. Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$35	0.67%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.67%	[16]
AssetsNet	$ 309,214,356
Holdings Count | Holding	85
InvestmentCompanyPortfolioTurnover	58.00%
Holdings [Text Block]

Sector allocation

Table Summary
SectorFootnote Reference(a)	Percent of Net Assets
Information Technology...
16.4%
Health Care...
15.7
Financials...
15.2
Industrials...
11.5
Consumer Discretionary...
11.1
Consumer Staples...
6.8
Energy...
4.8
Materials...
4.6
Utilities...
4.6
Communication Services...
4.1
Real Estate...
3.0
Short-Term Securities...
7.5
Liabilities in Excess of Other Assets...
(5.3)
Footnote	Description
Footnote(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

C000007919
Shareholder Report [Line Items]
Fund Name	BlackRock Equity Dividend V.I. Fund
Class Name	Class III Shares
Trading Symbol	UTIII
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Equity Dividend V.I. Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III Shares	$48	0.92%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.92%	[17]
AssetsNet	$ 309,214,356
Holdings Count | Holding	85
InvestmentCompanyPortfolioTurnover	58.00%
Holdings [Text Block]

Sector allocation

Table Summary
SectorFootnote Reference(a)	Percent of Net Assets
Information Technology...
16.4%
Health Care...
15.7
Financials...
15.2
Industrials...
11.5
Consumer Discretionary...
11.1
Consumer Staples...
6.8
Energy...
4.8
Materials...
4.6
Utilities...
4.6
Communication Services...
4.1
Real Estate...
3.0
Short-Term Securities...
7.5
Liabilities in Excess of Other Assets...
(5.3)
Footnote	Description
Footnote(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

C000007938
Shareholder Report [Line Items]
Fund Name	BlackRock Global Allocation V.I. Fund
Class Name	Class I Shares
Trading Symbol	GLALI
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Global Allocation V.I. Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$39	0.75%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.75%	[18]
AssetsNet	$ 4,067,470,878
Holdings Count | Holding	2,633
InvestmentCompanyPortfolioTurnover	78.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$4,067,470,878
Number of Portfolio Holdings...
2,633
Portfolio Turnover Rate...
78%

Holdings [Text Block]

Geographic allocation

Table Summary
	Percent of Total InvestmentsFootnote Reference(a)
Country/Geographic Region	Long	Short	Total
United States...
	67.4%	-%	67.4%
United Kingdom...
	4.5	-	4.5
France...
	2.6	-	2.6
Netherlands...
	2.3	-	2.3
Taiwan...
	2.2	-	2.2
Japan...
	2.2	-	2.2
Germany...
	2.0	-	2.0
Italy...
	1.7	-	1.7
Canada...
	1.7	-	1.7
South Korea...
	1.6	-	1.6
OtherFootnote Reference(b)...
	11.8	-	11.8
Total...
	100.0%	-%	100.0%
Footnote	Description
Footnote(a)	Includes the gross market value of long and short securities and excludes short-term securities and options, if any.
Footnote(b)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

C000007939
Shareholder Report [Line Items]
Fund Name	BlackRock Global Allocation V.I. Fund
Class Name	Class II Shares
Trading Symbol	GLAII
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Global Allocation V.I. Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II Shares	$46	0.90%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.90%	[19]
AssetsNet	$ 4,067,470,878
Holdings Count | Holding	2,633
InvestmentCompanyPortfolioTurnover	78.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$4,067,470,878
Number of Portfolio Holdings...
2,633
Portfolio Turnover Rate...
78%

Holdings [Text Block]

Geographic allocation

Table Summary
	Percent of Total InvestmentsFootnote Reference(a)
Country/Geographic Region	Long	Short	Total
United States...
	67.4%	-%	67.4%
United Kingdom...
	4.5	-	4.5
France...
	2.6	-	2.6
Netherlands...
	2.3	-	2.3
Taiwan...
	2.2	-	2.2
Japan...
	2.2	-	2.2
Germany...
	2.0	-	2.0
Italy...
	1.7	-	1.7
Canada...
	1.7	-	1.7
South Korea...
	1.6	-	1.6
OtherFootnote Reference(b)...
	11.8	-	11.8
Total...
	100.0%	-%	100.0%
Footnote	Description
Footnote(a)	Includes the gross market value of long and short securities and excludes short-term securities and options, if any.
Footnote(b)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

C000007940
Shareholder Report [Line Items]
Fund Name	BlackRock Global Allocation V.I. Fund
Class Name	Class III Shares
Trading Symbol	GAIII
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Global Allocation V.I. Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III Shares	$52	1.00%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.00%	[20]
AssetsNet	$ 4,067,470,878
Holdings Count | Holding	2,633
InvestmentCompanyPortfolioTurnover	78.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$4,067,470,878
Number of Portfolio Holdings...
2,633
Portfolio Turnover Rate...
78%

Holdings [Text Block]

Geographic allocation

Table Summary
	Percent of Total InvestmentsFootnote Reference(a)
Country/Geographic Region	Long	Short	Total
United States...
	67.4%	-%	67.4%
United Kingdom...
	4.5	-	4.5
France...
	2.6	-	2.6
Netherlands...
	2.3	-	2.3
Taiwan...
	2.2	-	2.2
Japan...
	2.2	-	2.2
Germany...
	2.0	-	2.0
Italy...
	1.7	-	1.7
Canada...
	1.7	-	1.7
South Korea...
	1.6	-	1.6
OtherFootnote Reference(b)...
	11.8	-	11.8
Total...
	100.0%	-%	100.0%
Footnote	Description
Footnote(a)	Includes the gross market value of long and short securities and excludes short-term securities and options, if any.
Footnote(b)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

C000007929
Shareholder Report [Line Items]
Fund Name	BlackRock Government Money Market V.I. Fund
Class Name	Class I Shares
Trading Symbol	DMMKI
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Government Money Market V.I. Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$15	0.30%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%	[21]
AssetsNet	$ 232,463,922
Holdings Count | Holding	165
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$232,463,922
Number of Portfolio Holdings...
165
Current seven-day yields as of June 30, 2026 (The 7-Day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.40%
   7-Day Yield...
3.40%

Holdings [Text Block]

Portfolio composition

Table Summary
Asset Type	Percent of Net Assets
Repurchase Agreements...
41.7%
U.S. Treasury Obligations...
32.8
U.S. Government Sponsored Agency Obligations...
25.4
Other Assets Less Liabilities...
0.1

C000195945
Shareholder Report [Line Items]
Fund Name	BlackRock International Index V.I. Fund
Class Name	Class I Shares
Trading Symbol	BIIVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock International Index V.I. Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$13	0.24%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.24%	[22]
AssetsNet	$ 347,668,618
Holdings Count | Holding	684
InvestmentCompanyPortfolioTurnover	3.00%
Holdings [Text Block]

Geographic allocation

Table Summary
Country/Geographic Region	Percent of Net Assets
Japan...
23.4%
United Kingdom...
11.2
France...
9.4
Germany...
8.6
Australia...
7.2
Switzerland...
6.2
Netherlands...
6.0
United States...
5.9
Spain...
3.8
Italy...
3.3
OtherFootnote Reference(a)...
13.8
Short-Term Securities...
2.5
Liabilities in Excess of Other Assets...
(1.3)
Footnote	Description
Footnote(a)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

C000225417
Shareholder Report [Line Items]
Fund Name	BlackRock International Index V.I. Fund
Class Name	Class III Shares
Trading Symbol	BIIYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock International Index V.I. Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III Shares	$26	0.49%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.49%	[23]
AssetsNet	$ 347,668,618
Holdings Count | Holding	684
InvestmentCompanyPortfolioTurnover	3.00%
Holdings [Text Block]

Geographic allocation

Table Summary
Country/Geographic Region	Percent of Net Assets
Japan...
23.4%
United Kingdom...
11.2
France...
9.4
Germany...
8.6
Australia...
7.2
Switzerland...
6.2
Netherlands...
6.0
United States...
5.9
Spain...
3.8
Italy...
3.3
OtherFootnote Reference(a)...
13.8
Short-Term Securities...
2.5
Liabilities in Excess of Other Assets...
(1.3)
Footnote	Description
Footnote(a)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

C000007920
Shareholder Report [Line Items]
Fund Name	BlackRock International V.I. Fund
Class Name	Class I Shares
Trading Symbol	IVVVI
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock International V.I. Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$44	0.84%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.84%	[24]
AssetsNet	$ 77,389,334
Holdings Count | Holding	49
InvestmentCompanyPortfolioTurnover	35.00%
Holdings [Text Block]

Geographic allocation

Table Summary
Country/Geographic Region	Percent of Net Assets
Japan...
12.0%
United Kingdom...
11.8
South Korea...
9.1
Taiwan...
9.0
France...
8.2
Netherlands...
7.4
China...
6.6
Germany...
6.1
Sweden...
4.9
India...
4.6
OtherFootnote Reference(a)...
19.5
Short-Term Securities...
2.5
Liabilities in Excess of Other Assets...
(1.7)
Footnote	Description
Footnote(a)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

C000007908
Shareholder Report [Line Items]
Fund Name	BlackRock Large Cap Focus Growth V.I. Fund
Class Name	Class I Shares
Trading Symbol	LGGGI
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Large Cap Focus Growth V.I. Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$41	0.78%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.78%	[25]
AssetsNet	$ 273,399,604
Holdings Count | Holding	34
InvestmentCompanyPortfolioTurnover	50.00%
Holdings [Text Block]

Sector allocation

Table Summary
SectorFootnote Reference(a)	Percent of Net Assets
Information Technology...
52.0%
Industrials...
14.8
Communication Services...
12.3
Consumer Discretionary...
8.2
Real Estate...
4.2
Health Care...
3.1
Energy...
2.5
Materials...
1.8
Consumer Staples...
0.8
Short-Term Securities...
0.6
Liabilities in Excess of Other Assets...
(0.3)
Footnote	Description
Footnote(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

C000007910
Shareholder Report [Line Items]
Fund Name	BlackRock Large Cap Focus Growth V.I. Fund
Class Name	Class III Shares
Trading Symbol	LGIII
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Large Cap Focus Growth V.I. Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III Shares	$54	1.03%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.03%	[26]
AssetsNet	$ 273,399,604
Holdings Count | Holding	34
InvestmentCompanyPortfolioTurnover	50.00%
Holdings [Text Block]

Sector allocation

Table Summary
SectorFootnote Reference(a)	Percent of Net Assets
Information Technology...
52.0%
Industrials...
14.8
Communication Services...
12.3
Consumer Discretionary...
8.2
Real Estate...
4.2
Health Care...
3.1
Energy...
2.5
Materials...
1.8
Consumer Staples...
0.8
Short-Term Securities...
0.6
Liabilities in Excess of Other Assets...
(0.3)
Footnote	Description
Footnote(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

C000007899
Shareholder Report [Line Items]
Fund Name	BlackRock Managed Volatility V.I. Fund
Class Name	Class I Shares
Trading Symbol	AMBLI
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Managed Volatility V.I. Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$31	0.59%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.59%	[27]
AssetsNet	$ 147,463,872
Holdings Count | Holding	901
InvestmentCompanyPortfolioTurnover	62.00%
Holdings [Text Block]

Sector allocation

Table Summary
SectorFootnote Reference(a)	Percent of Net Assets
Information Technology...
23.4%
Financials...
11.0
Industrials...
10.8
Communication Services...
6.6
Consumer Discretionary...
6.0
Health Care...
4.8
Consumer Staples...
2.7
Energy...
2.6
Utilities...
1.9
Materials...
0.9
Real Estate...
0.5
Short-Term Securities...
6.5
Other Assets Less Liabilities...
22.3
Footnote	Description
Footnote(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

C000007901
Shareholder Report [Line Items]
Fund Name	BlackRock Managed Volatility V.I. Fund
Class Name	Class III Shares
Trading Symbol	ABIII
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Managed Volatility V.I. Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III Shares	$44	0.84%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.84%	[28]
AssetsNet	$ 147,463,872
Holdings Count | Holding	901
InvestmentCompanyPortfolioTurnover	62.00%
Holdings [Text Block]

Sector allocation

Table Summary
SectorFootnote Reference(a)	Percent of Net Assets
Information Technology...
23.4%
Financials...
11.0
Industrials...
10.8
Communication Services...
6.6
Consumer Discretionary...
6.0
Health Care...
4.8
Consumer Staples...
2.7
Energy...
2.6
Utilities...
1.9
Materials...
0.9
Real Estate...
0.5
Short-Term Securities...
6.5
Other Assets Less Liabilities...
22.3
Footnote	Description
Footnote(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

C000007902
Shareholder Report [Line Items]
Fund Name	BlackRock S&P 500 Index V.I. Fund
Class Name	Class I Shares
Trading Symbol	IDXVI
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock S&P 500 Index V.I. Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$7	0.14%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%	[29]
AssetsNet	$ 3,319,903,389
Holdings Count | Holding	507
InvestmentCompanyPortfolioTurnover	1.00%
Holdings [Text Block]

Sector allocation

Table Summary
SectorFootnote Reference(a)	Percent of Net Assets
Information Technology...
37.9%
Financials...
11.7
Communication Services...
9.7
Consumer Discretionary...
9.3
Industrials...
8.9
Health Care...
8.9
Consumer Staples...
4.6
Energy...
3.0
Utilities...
2.2
Materials...
1.8
Real Estate...
1.8
Short-Term Securities...
1.1
Liabilities in Excess of Other Assets...
(0.9)
Footnote	Description
Footnote(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

C000007903
Shareholder Report [Line Items]
Fund Name	BlackRock S&P 500 Index V.I. Fund
Class Name	Class II Shares
Trading Symbol	IXVII
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock S&P 500 Index V.I. Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II Shares	$15	0.29%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.29%	[30]
AssetsNet	$ 3,319,903,389
Holdings Count | Holding	507
InvestmentCompanyPortfolioTurnover	1.00%
Holdings [Text Block]

Sector allocation

Table Summary
SectorFootnote Reference(a)	Percent of Net Assets
Information Technology...
37.9%
Financials...
11.7
Communication Services...
9.7
Consumer Discretionary...
9.3
Industrials...
8.9
Health Care...
8.9
Consumer Staples...
4.6
Energy...
3.0
Utilities...
2.2
Materials...
1.8
Real Estate...
1.8
Short-Term Securities...
1.1
Liabilities in Excess of Other Assets...
(0.9)
Footnote	Description
Footnote(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

C000007904
Shareholder Report [Line Items]
Fund Name	BlackRock S&P 500 Index V.I. Fund
Class Name	Class III Shares
Trading Symbol	IVIII
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock S&P 500 Index V.I. Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III Shares	$20	0.38%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.38%	[31]
AssetsNet	$ 3,319,903,389
Holdings Count | Holding	507
InvestmentCompanyPortfolioTurnover	1.00%
Holdings [Text Block]

Sector allocation

Table Summary
SectorFootnote Reference(a)	Percent of Net Assets
Information Technology...
37.9%
Financials...
11.7
Communication Services...
9.7
Consumer Discretionary...
9.3
Industrials...
8.9
Health Care...
8.9
Consumer Staples...
4.6
Energy...
3.0
Utilities...
2.2
Materials...
1.8
Real Estate...
1.8
Short-Term Securities...
1.1
Liabilities in Excess of Other Assets...
(0.9)
Footnote	Description
Footnote(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

C000195946
Shareholder Report [Line Items]
Fund Name	BlackRock Small Cap Index V.I. Fund
Class Name	Class I Shares
Trading Symbol	BSIVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Small Cap Index V.I. Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$11	0.21%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.21%	[32]
AssetsNet	$ 430,244,016
Holdings Count | Holding	1,995
InvestmentCompanyPortfolioTurnover	22.00%
Holdings [Text Block]

Sector allocation

Table Summary
SectorFootnote Reference(a)	Percent of Net Assets
Health Care...
19.9%
Financials...
18.3
Industrials...
14.8
Information Technology...
14.2
Consumer Discretionary...
9.3
Real Estate...
5.7
Energy...
5.7
Materials...
4.2
Utilities...
2.7
Communication Services...
2.4
Consumer Staples...
2.0
Short-Term Securities...
18.1
Liabilities in Excess of Other Assets...
(17.3)
Footnote	Description
Footnote(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

C000225418
Shareholder Report [Line Items]
Fund Name	BlackRock Small Cap Index V.I. Fund
Class Name	Class III Shares
Trading Symbol	BSIYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Small Cap Index V.I. Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III Shares	$25	0.46%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.46%	[33]
AssetsNet	$ 430,244,016
Holdings Count | Holding	1,995
InvestmentCompanyPortfolioTurnover	22.00%
Holdings [Text Block]

Sector allocation

Table Summary
SectorFootnote Reference(a)	Percent of Net Assets
Health Care...
19.9%
Financials...
18.3
Industrials...
14.8
Information Technology...
14.2
Consumer Discretionary...
9.3
Real Estate...
5.7
Energy...
5.7
Materials...
4.2
Utilities...
2.7
Communication Services...
2.4
Consumer Staples...
2.0
Short-Term Securities...
18.1
Liabilities in Excess of Other Assets...
(17.3)
Footnote	Description
Footnote(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

[1]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[2]	Annualized.
[3]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[4]	Annualized.
[5]	Annualized.
[6]	Annualized.
[7]	Annualized.
[8]	Annualized.
[9]	Annualized.
[10]	Annualized.
[11]	Annualized.
[12]	Annualized.
[13]	Annualized.
[14]	Annualized.
[15]	Annualized.
[16]	Annualized.
[17]	Annualized.
[18]	Annualized.
[19]	Annualized.
[20]	Annualized.
[21]	Annualized.
[22]	Annualized.
[23]	Annualized.
[24]	Annualized.
[25]	Annualized.
[26]	Annualized.
[27]	Annualized.
[28]	Annualized.
[29]	Annualized.
[30]	Annualized.
[31]	Annualized.
[32]	Annualized.
[33]	Annualized.